Investments in Associates and Joint Ventures - Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 1,999,138	¥ 1,979,450	[1]
Current assets	433,128	425,162	[1]
Including: cash and cash equivalents	85,598	122,777	[1]	¥ 97,931	[1]	¥ 72,773
Non-current liabilities	435,222	446,626	[1]
Current liabilities	586,386	576,667	[1]
REVENUE	2,353,588	2,015,890	[1]	1,616,903	[1]
Depreciation, depletion and amortization	(231,929)	(237,375)	[1]	(218,147)	[1]
Interest expense	(22,352)	(22,408)	[1]	(23,348)	[1]
Income tax expense	(42,790)	(16,296)	[1]	(15,768)	[1]
Net profit / (loss)	72,416	36,793	[1]	29,372	[1]
Total comprehensive income	¥ 69,768	¥ 35,428	[1]	38,961	[1]
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,893	¥ 1,942
Current assets	7,313	6,449
Including: cash and cash equivalents	1,368	1,277
Non-current liabilities	152	232
Including: Non-current financial liabilities excluding trade and other payables and provisions	20
Current liabilities	6,091	5,309
Including: Current financial liabilities excluding trade and other payables and provisions	3,796	1,894
Net assets	2,963	2,850
Net assets attributable to owners of the Company	2,702	2,630
Group's share of net assets	1,351	1,315
Carrying amount of interest in joint ventures	1,351	1,315
REVENUE	43,924	31,770		23,336
Depreciation, depletion and amortization	(90)	(93)		(92)
Interest income	18	12		9
Interest expense	(96)	(39)		(45)
Income tax expense	(37)	(44)		(47)
Net profit / (loss)	126	116		101
Total comprehensive income	151	87		171
Group's share of total comprehensive income	76	¥ 43		68
Dividends received by the Group	¥ 8			9
Arrow Energy Holdings Pty Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 24,162	¥ 25,429
Current assets	627	540
Including: cash and cash equivalents	95	91
Non-current liabilities	19,772	21,569
Including: Non-current financial liabilities excluding trade and other payables and provisions	16,604	17,890
Current liabilities	4,624	583
Including: Current financial liabilities excluding trade and other payables and provisions	4,169	192
Net assets	393	3,817
Net assets attributable to owners of the Company	393	3,817
Group's share of net assets	197	1,909
Elimination of transactions with the Group	(58)	(52)
Carrying amount of interest in joint ventures	139	1,857
REVENUE	1,529	1,449		1,135
Depreciation, depletion and amortization	(825)	(883)		(624)
Interest income	2	2		5
Interest expense	(1,285)	(1,300)		(1,307)
Net profit / (loss)	(1,897)	(5,518)		(3,718)
Total comprehensive income	(3,435)	(3,445)		(3,402)
Group's share of total comprehensive income	¥ (1,718)	¥ (1,723)		(1,701)
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 34,584	¥ 31,527
Current assets	3,330	3,957
Including: cash and cash equivalents	81	3,955
Non-current liabilities	2,100	2,100
Including: Non-current financial liabilities excluding trade and other payables and provisions	2,100	2,100
Current liabilities	267	343
Net assets	35,547	33,041
Net assets attributable to owners of the Company	35,547	33,041
Group's share of net assets	17,774	16,521
Carrying amount of interest in joint ventures	17,774	16,521
REVENUE	14	16		84
Depreciation, depletion and amortization	(4)	(3)		(3)
Interest income	59	65		55
Interest expense	(46)	(43)		(32)
Income tax expense	10			(1)
Net profit / (loss)	1,931	4,612		(620)
Total comprehensive income	2,505	4,502		(514)
Group's share of total comprehensive income	¥ 1,253	¥ 2,251		¥ (257)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).